SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Contract Assets, Contract Liabilities and Refund liability (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
Contract Cost
Amortization on Contract cost	¥ 17,800	¥ 60,300
Impairment loss on contract costs	0	0
Contract assets
Contract assets	780,174	1,456,591
Allowance	(153,435)	(350,686)
Contract assets, net	626,739	1,105,905	$ 90,869
Movement of allowance for contract assets
Balance at beginning of the year	350,686	467,306
Allowance for contract assets	110,888	312,798
Write-off	(308,139)	(429,418)
Balance at end of the year	153,435	350,686
Deferred revenue
Revenue recognized that was included in opening deferred revenue	2,100	31,200
Movement of the balances of refund liability
Beginning balance	5,732	10,845
Addition	(5,373)	(1,609)
Payouts during the year	(359)	(3,504)
Ending balance	¥ 0	¥ 5,732